Note 4 - Acquisition - Pro Forma Summary (Details) - Progressive Care [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 60,704	$ 52,312
Earnings	$ (15,854)	$ (13,867)